Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts
The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2015:
Deducted from assets accounts:
Allowance for doubtful accounts	$9,373	$6,656	$(2,615)	$(646)	$12,768
Valuation allowance on deferred tax assets	301,012	49,879	(401)	(52,599)	297,891
Reported as liabilities:
Provision for contingencies	12,204	37,729	(24,858)	(4,497)	20,578
Total	$322,589	$94,264	$(27,874)	$(57,742)	$331,237
Year ended December 31, 2014:
Deducted from assets accounts:
Allowance for doubtful accounts	$5,098	$6,567	$(800)	$(1,492)	$9,373
Valuation allowance on deferred tax assets	270,057	76,085	(4,389)	(40,741)	301,012
Reported as liabilities:
Provision for contingencies	14,822	26,360	(25,530)	(3,448)	12,204
Total	$289,977	$109,012	$(30,719)	$(45,681)	$322,589
Year ended December 31, 2013:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,023	$2,687	$(1,473)	$(139)	$5,098
Valuation allowance on deferred tax assets	236,563	43,563	(3,942)	(6,127)	270,057
Reported as liabilities:
Provision for contingencies	20,599	17,273	(19,833)	(3,217)	14,822
Total	$261,185	$63,523	$(25,248)	$(9,483)	$289,977

(i)	Additions in valuation allowance on deferred tax assets are charged to income tax expense.

Additions in provision for contingencies are explained as follows:

Fiscal year 2015, 2014 and 2013 – Relate to the accrual of $37,729, $26,360 and $17,273, respectively. See Note 17 for details.

(ii)	Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:

Correspond to the settlements and reclassifications amounting to $23,415 and $1,443, respectively, during fiscal year 2015; $23,101 and $2,429, respectively, during fiscal year 2014; and $18,876 and $957, respectively, during fiscal year 2013; as discussed in Note 17.